Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

19. Subsequent Events

In March 2025, the Company’s board of directors approved a cash dividend policy (the “Dividend Policy”), under which the Company may choose to declare and distribute a cash dividend each year in accordance with the memorandum and articles of association of the Company and applicable laws and regulations. Under the policy, the Board determines whether to make dividend distributions and the amount of such distributions in any particular year, depending on the Company’s results of operations and earnings, cash flow, financial condition, capital requirements and other relevant considerations that the Board deems relevant.

For the fiscal year of 2024, the Board declared a cash dividend of US$0.82 per ordinary share, or US$0.82 per ADS to holders of its ordinary shares and ADSs as of the close of business on April 9, 2025. The aggregate amount of cash dividends to be paid will be approximately US$200 million.